Document And Entity Information	Mar. 03, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 03, 2025
Entity Registrant Name	Atara Biotherapeutics, Inc.
Entity Central Index Key	0001604464
Entity Emerging Growth Company	false
Entity File Number	001-36548
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-0920988
Entity Address, Address Line One	1280 Rancho Conejo Blvd
Entity Address, City or Town	Thousand Oaks
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91320
City Area Code	(805)
Local Phone Number	623-4211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ATRA
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	2380 Conejo Spectrum Street, Unit 200
Entity Address, City or Town	Thousand Oaks
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91320